General	6 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
General

Note 1. General

a.	Cellebrite DI Ltd. (the “Company”), an Israeli company, was incorporated on April 13, 1999 as a private company, and began its operations in July 1999. The Company and its wholly owned subsidiaries deliver a platform of software and services for legally sanctioned investigations. The Company’s DI platform allows users to collect, review, analyze, and manage digital data across the investigative lifecycle with respect to legally sanctioned investigations. The Company’s primary shareholder is SUNCORPORATION, a public Company traded in the Japanese market, that creates novel ideas based on original technologies (see also Note 12).

b.	On August 30, 2021, the Company merged with TWC Tech Holdings II Corp. (“TWC”). As a result of the merger, as agreed in the Merger Agreement, TWC became a direct, wholly owned subsidiary of the Company. Consequently, the Company’s shares and warrants became listed on The Nasdaq Capital Market under the symbols “CLBT” and “CLBTW”, respectively (see also Note 3).

The merger was accounted as a recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, the Company has been determined to be the accounting acquirer.